LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

January 2, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:    Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of its series listed in Appendix A, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated December 31, 2025, and filed electronically as Post-Effective Amendment No. 417 to the Trust’s Registration Statement on Form N-1A on December 23, 2025.

If you have any questions or require further information, please contact the undersigned at chad.fickett@usbank.com.

Sincerely,

/s/ Chad Fickett
Chad Fickett
Secretary
U.S. Bank Global Fund Services
as Administrator of the Trust

Appendix A
Overlay Shares Large Cap Equity ETF
Overlay Shares Small Cap Equity ETF
Overlay Shares Foreign Equity ETF
Overlay Shares Hedged Large Cap Equity ETF
Overlay Shares Core Bond ETF
Overlay Shares Short Term Bond ETF
Overlay Shares Municipal Bond ETF